Financial Instruments - Remaining Contractual Maturity for Non-derivative Financial Liabilities (Detail) - TWD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Non-derivative financial liabilities	$ 51,422	$ 52,338
Less Than 1 Month [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Non-derivative financial liabilities	41,934	43,975
1-3 Months [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Non-derivative financial liabilities	0	38
3 Months to 1 Year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Non-derivative financial liabilities	3,217	2,115
1-5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Non-derivative financial liabilities	6,271	6,210
Non-interest bearing [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	49,752	50,600
Non-interest bearing [Member] | Less Than 1 Month [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	41,884	43,975
Non-interest bearing [Member] | 3 Months to 1 Year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	3,197	2,015
Non-interest bearing [Member] | 1-5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	4,671	4,610
Floating interest rate instruments [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	$ 1,670	$ 1,738
Floating interest rate instruments [Member] | Weighted average [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Weighted Average Effective Interest Rate	0.97%	1.00%
Floating interest rate instruments [Member] | Less Than 1 Month [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	$ 50	$ 0
Floating interest rate instruments [Member] | 1-3 Months [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	0	38
Floating interest rate instruments [Member] | 3 Months to 1 Year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	20	100
Floating interest rate instruments [Member] | 1-5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	$ 1,600	$ 1,600